Citi

800 Boylston Street, 24th Floor

Boston, Massachusetts 02199

September 3, 2020

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Boston Trust Walden Funds (the “Registrant”);

File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectus and statement of additional information supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 31, 2020 (SEC Accession No. 0001104659-20-100668), which is incorporated herein by reference.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297 or Philip Sineneng at (614) 469-3217.

Very truly yours,

/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)